Note 15 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Share-based Payment Arrangement, Option, Activity [Table Text Block]
		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	Options Shares	Price	Contract Life	Value

Outstanding Options, January 1, 2020	167,717,500	$0.0558
Granted	37,715,000	$0.0980
Exercised	(10,907,100)	$0.0436
Forfeited or expired	(22,431,750)	$0.0918

Outstanding Options, December 31, 2020	172,093,650	$0.0611	3.78	$21,072,962

Vested and Expected to Vest Options on December 31, 2020	159,575,389	$0.0583	3.48	$19,998,043

Exercisable Options on December 31, 2020	130,501,200	$0.0518	2.62	$17,201,270

Share-based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
	Options Outstanding			Options Exercisable
		Weighted
		Average	Weighted		Weighted
		Remaining	Average	Number	Average
	Number	Contractual	Exercise	Exercisable	Exercise
Range of Exercise Prices	Outstanding	Life	Price	and Vested	Price

$0.0265 - $0.0314	47,139,400	3.87	$0.0307	41,635,550	$0.0307
$0.0318 - $0.0472	31,971,300	5.02	$0.0371	21,626,250	$0.0389
$0.0506 - $0.0690	31,535,400	1.18	$0.0575	31,266,900	$0.0574
$0.0750 - $0.0800	35,437,550	1.83	$0.0783	35,437,550	$0.0783
$0.1270 - $0.1270	26,010,000	7.92	$0.1270	534,950	$0.1270

Balance, December 31, 2020	172,093,650	3.78	$0.0611	130,501,200	$0.0518

Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]
	Stock Options									Employee Stock Purchase Plan
	Years Ended December 31									Years Ended December 31
	2020			2019			2018			2020			2019			2018

Risk-free interest rate	0.21%	-	1.32%	1.39%	-	2.43%	2.51%	-	2.85%	0.09%	-	1.57%	1.52%	-	2.43%	1.48%	-	2.32%
Expected life (in years)		5			5			5		0.25	-	0.26	0.25	-	0.26	0.25	-	0.26
Volatility	42%	-	52%		42%		39%	-	42%	37%	-	104%	44%	-	58%	29%	-	59%
Dividend		-			-			-			-			-			-

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
		Weighted
	Number of	Average
	Outstanding	Grant-Date
	RSUs	Fair Value

Nonvested on January 1, 2020	89,445,350	$0.0338
Granted	47,194,250	$0.0288
Vested	(38,713,500)	$0.0335
Forfeited and expired	(5,584,300)	$0.0335

Nonvested on December 31, 2020	92,341,800	$0.0314

Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
Outstanding stock options	172,093,650
Outstanding RSUs	92,341,800
Shares reserved for future Awards grants	43,375,200
Shares reserved for Employee Stock Purchase Plan	13,511,400

Total	321,322,050